CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 170	$ 234
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	2,028,552	2,028,552	[1]
Ordinary shares, shares outstanding	2,028,552	2,028,552	[1]

[1]	Respectively adjusted to reflect reverse split of shares.